Quarterly Holdings Report
for

Fidelity® OTC K6 Portfolio

April 30, 2020

OTC-K6-QTLY-0620
1.9893895.100

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
COMMUNICATION SERVICES - 19.8%
Entertainment - 2.7%
Activision Blizzard, Inc.	50,215	$3,200,202
Electronic Arts, Inc. (a)	55	6,284
NetEase, Inc. ADR	5,477	1,889,346
Netflix, Inc. (a)	5,539	2,325,549
Nintendo Co. Ltd. ADR	19,916	1,024,479
Take-Two Interactive Software, Inc. (a)	9,457	1,144,770
Tencent Music Entertainment Group ADR (a)	13,492	153,944
The Walt Disney Co.	15,465	1,672,540
Ubisoft Entertainment SA (a)	2,557	190,194
Zynga, Inc. (a)	184,569	1,391,650
		12,998,958
Interactive Media & Services - 15.3%
58.com, Inc. ADR (a)	237	12,312
Alphabet, Inc.:
Class A (a)	18,702	25,185,983
Class C (a)	9,155	12,346,982
ANGI Homeservices, Inc. Class A (a)	15,828	107,235
Eventbrite, Inc. (a)	504	4,596
Facebook, Inc. Class A (a)	107,668	22,040,716
IAC/InterActiveCorp (a)	6,878	1,537,095
Match Group, Inc. (a)(b)	23,866	1,836,727
Scout24 AG (c)	12,700	830,863
Tencent Holdings Ltd. sponsored ADR	94,089	4,950,963
Twitter, Inc. (a)	151,601	4,347,917
Yandex NV Series A (a)	6,215	234,803
		73,436,192
Media - 1.5%
Charter Communications, Inc. Class A (a)	14,015	6,940,648
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	3,939	54,910
T-Mobile U.S., Inc. (a)	17,900	1,571,620
		1,626,530

TOTAL COMMUNICATION SERVICES		95,002,328

CONSUMER DISCRETIONARY - 17.2%
Automobiles - 1.7%
Tesla, Inc. (a)	10,602	8,289,492
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	2,478	78,726
Koolearn Technology Holding Ltd. (a)(c)	94,000	451,179
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,239	1,051,791
TAL Education Group ADR (a)	24,720	1,339,577
		2,921,273
Hotels, Restaurants & Leisure - 2.4%
Domino's Pizza, Inc.	1,356	490,777
Eldorado Resorts, Inc. (a)	13,719	294,135
Extended Stay America, Inc. unit	38,269	415,984
Hilton Grand Vacations, Inc. (a)	2,519	51,891
Marriott International, Inc. Class A	26,465	2,406,727
Planet Fitness, Inc. (a)	3,854	232,512
Starbucks Corp.	98,408	7,550,846
Texas Roadhouse, Inc. Class A	1,215	57,214
		11,500,086
Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (a)	14,695	36,355,430
Meituan Dianping Class B (a)	176,046	2,357,095
MercadoLibre, Inc. (a)	660	385,117
The Booking Holdings, Inc. (a)	284	420,482
		39,518,124
Multiline Retail - 0.9%
Dollar General Corp.	1,872	328,162
Dollar Tree, Inc. (a)	51,246	4,082,769
		4,410,931
Specialty Retail - 1.9%
Burlington Stores, Inc. (a)	6,654	1,215,619
Five Below, Inc. (a)	21,477	1,936,366
National Vision Holdings, Inc. (a)	14,216	376,724
Ross Stores, Inc.	44,745	4,087,903
The Home Depot, Inc.	7,480	1,644,328
		9,260,940
Textiles, Apparel & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (a)	4,088	46,317
Kontoor Brands, Inc. (b)	179	3,474
lululemon athletica, Inc. (a)	22,330	4,990,308
LVMH Moet Hennessy Louis Vuitton SE	3,451	1,334,132
PVH Corp.	6,100	300,303
VF Corp.	954	55,427
		6,729,961

TOTAL CONSUMER DISCRETIONARY		82,630,807

CONSUMER STAPLES - 3.7%
Beverages - 2.1%
Diageo PLC	54,445	1,874,533
Keurig Dr. Pepper, Inc.	32,214	852,382
Kweichow Moutai Co. Ltd. (A Shares)	12,000	2,134,670
Monster Beverage Corp. (a)	51,408	3,177,528
PepsiCo, Inc.	14,842	1,963,448
		10,002,561
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	82,954	2,182,520
Costco Wholesale Corp.	10,652	3,227,556
		5,410,076
Food Products - 0.3%
Mondelez International, Inc.	19,364	996,084
The Kraft Heinz Co.	13,692	415,278
		1,411,362
Tobacco - 0.2%
Altria Group, Inc.	20,083	788,258

TOTAL CONSUMER STAPLES		17,612,257

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cenovus Energy, Inc. (Canada)	3,945	14,312
Centennial Resource Development, Inc. Class A (a)	21,288	25,120
EOG Resources, Inc.	285	13,540
Reliance Industries Ltd.	282,100	5,485,971
		5,538,943
FINANCIALS - 3.1%
Banks - 0.8%
Huntington Bancshares, Inc.	316,343	2,923,009
PacWest Bancorp	13,642	276,114
Signature Bank	7,737	829,252
		4,028,375
Capital Markets - 1.8%
Cboe Global Markets, Inc.	7,385	733,921
CME Group, Inc.	12,337	2,198,577
London Stock Exchange Group PLC	18,400	1,727,913
Northern Trust Corp.	12,830	1,015,623
S&P Global, Inc.	8,772	2,569,143
Virtu Financial, Inc. Class A	8,026	187,568
		8,432,745
Consumer Finance - 0.5%
Capital One Financial Corp.	35,527	2,300,729

TOTAL FINANCIALS		14,761,849

HEALTH CARE - 9.2%
Biotechnology - 5.3%
Acceleron Pharma, Inc. (a)	7,669	694,275
Agios Pharmaceuticals, Inc. (a)	11,784	484,794
Alexion Pharmaceuticals, Inc. (a)	31,051	3,337,051
Allakos, Inc. (a)(b)	1,200	78,912
Alnylam Pharmaceuticals, Inc. (a)	6,440	848,148
Amgen, Inc.	23,210	5,552,296
Arcutis Biotherapeutics, Inc. (a)	9,824	291,969
Ascendis Pharma A/S sponsored ADR (a)	1,988	269,831
Blueprint Medicines Corp. (a)	3,181	187,138
Cellectis SA sponsored ADR (a)	8,323	108,615
ChemoCentryx, Inc. (a)	2,790	147,898
Chimerix, Inc. (a)	1,118	2,571
Crinetics Pharmaceuticals, Inc. (a)	2,013	33,577
CSL Ltd.	2,549	508,085
FibroGen, Inc. (a)	4,092	150,954
G1 Therapeutics, Inc. (a)	6,670	87,577
GenSight Biologics SA (a)(b)(c)	5,043	17,629
Global Blood Therapeutics, Inc. (a)	21,069	1,612,200
Intercept Pharmaceuticals, Inc. (a)	8,679	710,984
Ionis Pharmaceuticals, Inc. (a)	795	44,146
Neurocrine Biosciences, Inc. (a)	17,455	1,713,034
Regeneron Pharmaceuticals, Inc. (a)	4,150	2,182,402
Sage Therapeutics, Inc. (a)	5,726	223,199
Sarepta Therapeutics, Inc. (a)	6,596	777,536
Scholar Rock Holding Corp. (a)	2,735	44,936
Trevena, Inc. (a)(b)	10,617	7,857
Twist Bioscience Corp. (a)	21,596	706,405
uniQure B.V. (a)	12,601	801,928
Vertex Pharmaceuticals, Inc. (a)	11,100	2,788,320
Xencor, Inc. (a)	26,888	785,936
		25,200,203
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	6,969	2,336,009
Hoya Corp. ADR	3,199	291,013
Insulet Corp. (a)	10,597	2,116,433
Intuitive Surgical, Inc. (a)	2,879	1,470,824
Masimo Corp. (a)	5,009	1,071,475
Neuronetics, Inc. (a)	922	2,305
Tandem Diabetes Care, Inc. (a)	5,161	411,745
ViewRay, Inc. (a)	22,457	46,711
		7,746,515
Health Care Providers & Services - 0.6%
Cigna Corp.	3,600	704,808
Humana, Inc.	5,790	2,210,738
UnitedHealth Group, Inc.	357	104,412
		3,019,958
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	1,119	820
Schrodinger, Inc.	15,068	699,155
		699,975
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	11,670	932,083
Bruker Corp.	54,343	2,136,767
Nanostring Technologies, Inc. (a)	35,663	1,132,657
Thermo Fisher Scientific, Inc.	403	134,876
		4,336,383
Pharmaceuticals - 0.7%
AstraZeneca PLC:
(United Kingdom)	3,236	338,460
sponsored ADR	29,159	1,524,433
Elanco Animal Health, Inc. (a)	2,096	51,792
Roche Holding AG (participation certificate)	3,300	1,142,781
TherapeuticsMD, Inc. (a)	8,213	12,977
Zogenix, Inc. (a)	4,007	113,118
		3,183,561

TOTAL HEALTH CARE		44,186,595

INDUSTRIALS - 2.8%
Airlines - 0.4%
Southwest Airlines Co.	46,700	1,459,375
Spirit Airlines, Inc. (a)	2,427	36,454
United Airlines Holdings, Inc. (a)(b)	10,181	301,154
		1,796,983
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	16,796	1,345,528
Professional Services - 0.5%
CoStar Group, Inc. (a)	102	66,123
Recruit Holdings Co. Ltd.	1,470	42,882
Verisk Analytics, Inc.	13,785	2,106,762
		2,215,767
Road & Rail - 1.6%
CSX Corp.	25,673	1,700,323
J.B. Hunt Transport Services, Inc.	432	43,684
Lyft, Inc. (a)	56,256	1,846,884
Rumo SA (a)	247,400	900,356
Uber Technologies, Inc.	105,034	3,179,379
		7,670,626
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	7,327	217,465

TOTAL INDUSTRIALS		13,246,369

INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 0.7%
Cisco Systems, Inc.	83,450	3,536,611
IT Services - 4.2%
Akamai Technologies, Inc. (a)	14,979	1,463,598
Black Knight, Inc. (a)	38,904	2,745,455
Fastly, Inc. Class A	888	19,225
Fidelity National Information Services, Inc.	16,726	2,205,992
Fiserv, Inc. (a)	4,834	498,192
Gartner, Inc. (a)	30,324	3,602,794
Genpact Ltd.	21,125	727,334
GoDaddy, Inc. (a)	36,182	2,512,116
MasterCard, Inc. Class A	2,162	594,485
PayPal Holdings, Inc. (a)	2,232	274,536
Shopify, Inc. Class A (a)	3,134	1,987,595
Twilio, Inc. Class A (a)	20,906	2,347,744
Visa, Inc. Class A	1,159	207,136
Wix.com Ltd. (a)	6,805	890,162
		20,076,364
Semiconductors & Semiconductor Equipment - 10.0%
Analog Devices, Inc.	20,919	2,292,722
Applied Materials, Inc.	60,585	3,009,863
ASML Holding NV	11,254	3,245,991
Broadcom, Inc.	13,131	3,566,642
Cirrus Logic, Inc. (a)	4,752	359,251
Intel Corp.	27,362	1,641,173
KLA-Tencor Corp.	2,229	365,757
Lam Research Corp.	7,240	1,848,227
Marvell Technology Group Ltd.	231,528	6,191,059
Microchip Technology, Inc.	3,394	297,756
Micron Technology, Inc. (a)	71,019	3,401,100
NVIDIA Corp.	24,104	7,045,117
NXP Semiconductors NV	60,230	5,997,101
Qorvo, Inc. (a)	4,467	437,900
Qualcomm, Inc.	79,892	6,285,104
Skyworks Solutions, Inc.	2,186	227,082
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,641	299,706
Xilinx, Inc.	16,768	1,465,523
		47,977,074
Software - 17.1%
Adobe, Inc. (a)	21,578	7,630,844
Aspen Technology, Inc. (a)	31,998	3,271,796
Autodesk, Inc. (a)	16,268	3,044,231
Cloudflare, Inc. (a)	6,240	147,014
DocuSign, Inc. (a)	4,319	452,415
Dropbox, Inc. Class A (a)	4,593	96,545
Everbridge, Inc. (a)	10,970	1,221,839
Globant SA (a)	4,800	555,216
HIVE Blockchain Technologies Ltd. (a)	59,659	16,930
HubSpot, Inc. (a)	1,432	241,478
Intuit, Inc.	9,661	2,606,634
Manhattan Associates, Inc. (a)	23,231	1,648,007
Microsoft Corp.	302,061	54,132,355
Netcompany Group A/S (a)(c)	1,534	79,209
Nortonlifelock, Inc.	8,744	185,985
Parametric Technology Corp. (a)	1,145	79,291
Paylocity Holding Corp. (a)	4,491	514,354
Q2 Holdings, Inc. (a)	3,175	253,111
Salesforce.com, Inc. (a)	29,085	4,710,316
ServiceNow, Inc. (a)	260	91,400
Talend SA ADR (a)(b)	27,990	729,979
Workday, Inc. Class A (a)	3,449	530,801
		82,239,750
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	152,474	44,796,861
Samsung Electronics Co. Ltd.	22,022	906,375
Western Digital Corp.	65,457	3,016,259
		48,719,495

TOTAL INFORMATION TECHNOLOGY		202,549,294

MATERIALS - 0.7%
Chemicals - 0.3%
Albemarle Corp. U.S.	2,711	166,537
FMC Corp.	1,113	102,285
LG Chemical Ltd.	1,162	360,124
Livent Corp. (a)(b)	137,127	850,187
		1,479,133
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA	241,700	1,751,668

TOTAL MATERIALS		3,230,801

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	620	147,560
Crown Castle International Corp.	3,736	595,630
Equinix, Inc.	1,201	810,915
		1,554,105
TOTAL COMMON STOCKS
(Cost $432,653,242)		480,313,348

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.16% (d)	3,000,999	3,001,899
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	3,049,638	3,049,943
TOTAL MONEY MARKET FUNDS
(Cost $6,051,542)		6,051,842
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $438,704,784)		486,365,190
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,621,152)
NET ASSETS - 100%		$479,744,038

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,378,880 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,213
Fidelity Securities Lending Cash Central Fund	32,673
Total	$47,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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